Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Derivative Instruments, Gain (Loss) [Table Text Block]
	Three months ended April 30,
	2015	2014
Beginning balance	$216,705	$46,985
Total (gains) losses	(73,510)	(274,631)
Settlements	(455,301)	(94,131)
Additions	473,618	605,175
Ending balance	$161,512	$283,398

Change in unrealized gains (losses) included in earnings relating to derivatives still held as of April 30, 2015 and 2013	$(73,510)	$(274,631)

	Year Ended January 31,
	2015	2014
Beginning balance	$46,985	$15,112
Total (gains) losses	(482,697)	31,873
Settlements	(256,748)	-
Additions	909,165	-
Ending balance	$216,705	$46,985

Change in unrealized (gains) losses included in earnings relating to derivatives still held as of January 31, 2015 and 2014	$(482,697)	$31,873

Schedule of Share-based Payment Award, Warrants, Valuation Assumptions [Table Text Block]
	Expected	Expected dividend	Expected	Risk-free interest
Description	volatility	yield	term	rate
Derivative liability at January 31, 2014	209.37%	0%	2.5	0.69%